Segments - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Net interest income	£ 2,361	£ 2,120
Non-interest income/(expense)	233	270
Total operating income/(expense)	2,594	2,390
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,219)	(1,172)
Credit impairment (charges)/write-backs	(105)	(118)
Provisions for other liabilities and charges	(148)	(118)
Total operating credit impairment charges, provisions and charges	(253)	(236)
Profit before tax	1,122	982
Revenue/(expense) from external customers	2,594	2,390
Inter-segment revenue/(expense)	2,594	2,390
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	258	247
Insurance, protection and investments	24	31
Credit cards	49	46
Non-banking and other fees	70	53
Total fee and commission income	401	377
Fee and commission expense	(251)	(209)
Net fee and commission income	150	168
Customer loans	206,987		£ 215,738
Total assets	276,958		285,213
Assets held for sale	49		49
Customer deposits	183,859		189,911
Total liabilities	262,385		270,806
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	0	0
Retail Banking
Disclosure of operating segments [line items]
Net interest income	1,865	1,784
Non-interest income/(expense)	88	116
Total operating income/(expense)	1,953	1,900
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(912)	(831)
Credit impairment (charges)/write-backs	(55)	(126)
Provisions for other liabilities and charges	(106)	(101)
Total operating credit impairment charges, provisions and charges	(161)	(227)
Profit before tax	880	842
Revenue/(expense) from external customers	1,856	2,033
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	227	218
Insurance, protection and investments	24	31
Credit cards	49	46
Non-banking and other fees	1	4
Total fee and commission income	301	299
Fee and commission expense	(216)	(191)
Net fee and commission income	85	108
Customer loans	183,301		191,836
Total assets	190,542		200,872
Assets held for sale	0		0
Customer deposits	155,692		161,748
Total liabilities	155,799		161,821
Retail Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	97	(133)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	79	92
Non-interest income/(expense)	100	101
Total operating income/(expense)	179	193
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(73)	(73)
Credit impairment (charges)/write-backs	(14)	(13)
Provisions for other liabilities and charges	(3)	0
Total operating credit impairment charges, provisions and charges	(17)	(13)
Profit before tax	89	107
Revenue/(expense) from external customers	313	243
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	12	8
Total fee and commission income	12	8
Fee and commission expense	(3)	0
Net fee and commission income	9	8
Customer loans	5,319		5,384
Total assets	10,541		10,371
Assets held for sale	0		0
Customer deposits	0		0
Total liabilities	1,683		1,223
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	(134)	(50)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	405	241
Non-interest income/(expense)	67	70
Total operating income/(expense)	472	311
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(170)	(181)
Credit impairment (charges)/write-backs	(36)	20
Provisions for other liabilities and charges	4	(2)
Total operating credit impairment charges, provisions and charges	(32)	18
Profit before tax	270	148
Revenue/(expense) from external customers	364	345
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	31	29
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	53	36
Total fee and commission income	84	65
Fee and commission expense	(26)	(11)
Net fee and commission income	58	54
Customer loans	18,367		18,518
Total assets	18,367		18,518
Assets held for sale	0		0
Customer deposits	23,525		24,798
Total liabilities	23,562		24,473
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	108	(34)
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	12	3
Non-interest income/(expense)	(22)	(17)
Total operating income/(expense)	(10)	(14)
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(64)	(87)
Credit impairment (charges)/write-backs	0	1
Provisions for other liabilities and charges	(43)	(15)
Total operating credit impairment charges, provisions and charges	(43)	(14)
Profit before tax	(117)	(115)
Revenue/(expense) from external customers	61	(231)
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	4	5
Total fee and commission income	4	5
Fee and commission expense	(6)	(7)
Net fee and commission income	(2)	(2)
Customer loans	0		0
Total assets	57,508		55,452
Assets held for sale	49		49
Customer deposits	4,642		3,365
Total liabilities	81,341		£ 83,289
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (71)	£ 217